Derivative instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Period before AOCI is reclassified into earnings			6 years
Net payments of derivative premiums		$ 2,581	$ 2,581	$ 0	$ 0
Cash flow hedging
Derivative [Line Items]
Payments for derivative instrument deposits	$ 19,587